Note 2 - Summary of Significant Accounting Policies: Reclassifications (Policies)	9 Months Ended
Sep. 30, 2015
Policies
Reclassifications

Reclassifications

Certain reclassifications have been made to the prior year financial information to conform to the presentation used in the financial statements for the three and nine months ended September 30, 2015.